UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1:	Schedule of Investments

Vanguard Equity Income Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (99.1%)

Consumer Discretionary (8.5%)
Family Dollar Stores, Inc.	1,299,700	32,220
Leggett & Platt, Inc.	1,256,400	28,847
International Game Technology	923,297	28,419
Gentex Corp.	1,437,000	28,021
Jones Apparel Group, Inc.	890,700	27,362
Knight Ridder	412,415	26,106
Newell Rubbermaid, Inc.	1,058,800	25,178
Mattel, Inc.	1,556,210	24,619
^ New York Times Co. Class A	863,900	22,850
^ General Motors Corp.	856,800	16,639
Ford Motor Co.	2,117,304	16,346
^ Regal Entertainment Group Class A	748,800	14,242
Dow Jones & Co., Inc.	395,400	14,033
Gannett Co., Inc.	219,400	13,289
Belo Corp. Class A	531,400	11,377
McDonald's Corp.	311,600	10,507
Limited Brands, Inc.	442,112	9,881
Eastman Kodak Co.	415,024	9,712
Lear Corp.	187,850	5,346

		364,994

Consumer Staples (11.6%)
Altria Group, Inc.	920,655	68,791
Kimberly-Clark Corp.	947,875	56,541
Colgate-Palmolive Co.	719,000	39,437
Kellogg Co.	850,810	36,772
Campbell Soup Co.	997,066	29,683
PepsiCo, Inc.	468,600	27,685
Avon Products, Inc.	924,600	26,397
Sysco Corp.	807,500	25,073
The Coca-Cola Co.	620,805	25,025
ConAgra Foods, Inc.	1,198,900	24,314
Kraft Foods Inc.	860,197	24,206
General Mills, Inc.	440,273	21,714
Albertson's, Inc.	912,100	19,473
Diageo PLC ADR	318,950	18,595
Sara Lee Corp.	662,570	12,523
Anheuser-Busch Cos., Inc.	277,900	11,939
The Procter & Gamble Co.	167,220	9,679
Archer-Daniels-Midland Co.	342,400	8,444
H.J. Heinz Co.	208,664	7,036
The Clorox Co.	60,897	3,464

		496,791

Energy (7.1%)
ExxonMobil Corp.	1,899,905	106,718
ConocoPhillips Co.	1,635,900	95,177
BP PLC ADR	780,886	50,149
Royal Dutch Shell PLC ADR Class B	348,177	22,468
Royal Dutch Shell PLC ADR Class A	212,500	13,067
Kinder Morgan, Inc.	125,000	11,494
Chevron Corp.	94,090	5,341

		304,414

Financials (31.4%)
Bank of America Corp.	2,682,024	123,775
Citigroup, Inc.	2,500,866	121,367
SunTrust Banks, Inc.	966,800	70,344
Wells Fargo & Co.	1,073,365	67,440
JPMorgan Chase & Co.	1,538,709	61,071
Merrill Lynch & Co., Inc.	861,123	58,324
The Chubb Corp.	479,700	46,843
Wachovia Corp.	880,324	46,534
U.S. Bancorp	1,322,479	39,529
PNC Financial Services Group	621,982	38,457
MBNA Corp.	1,349,400	36,636
The Allstate Corp.	653,600	35,339
National City Corp.	951,500	31,942
ACE Ltd.	574,200	30,685
Freddie Mac	463,100	30,264
Regency Centers Corp. REIT	502,000	29,593
Cincinnati Financial Corp.	606,843	27,114
Mellon Financial Corp.	769,600	26,359
Fifth Third Bancorp	698,000	26,329
MBIA, Inc.	433,035	26,051
UBS AG	272,500	25,928
^ New York Community Bancorp, Inc.	1,560,100	25,773
Comerica, Inc.	441,600	25,065
State Street Corp.	438,114	24,289
Washington Mutual, Inc.	536,065	23,319
Arthur J. Gallagher & Co.	698,139	21,558
Countrywide Financial Corp.	586,600	20,056
Marsh & McLennan Cos., Inc.	543,100	17,249
Northern Trust Corp.	319,800	16,572
Fannie Mae	313,900	15,321
Jefferson-Pilot Corp.	248,300	14,136
The Bank of New York Co., Inc.	417,900	13,310
BB&T Corp.	311,800	13,067
First Horizon National Corp.	322,100	12,381
Fidelity National Financial, Inc.	309,940	11,403
Synovus Financial Corp.	353,000	9,534
Morgan Stanley	165,200	9,373
Astoria Financial Corp.	288,150	8,472
Zions Bancorp	105,300	7,956
Protective Life Corp.	181,100	7,927
Nationwide Financial Services, Inc.	176,500	7,766
City National Corp.	107,100	7,758
KKR Financial Corp. REIT	305,900	7,339
Popular, Inc.	312,800	6,616
General Growth Properties Inc. REIT	137,730	6,472
FirstMerit Corp.	248,000	6,426
Mercury General Corp.	72,200	4,203
Independence Community Bank Corp.	76,501	3,039
Fidelity National Title Group, Inc. Class A	54,239	1,321

		1,347,625

Health Care (8.6%)
Wyeth	1,796,598	82,769
Pfizer Inc.	2,463,880	57,458
Abbott Laboratories	1,370,070	54,022
Baxter International, Inc.	1,018,900	38,362
Eli Lilly & Co.	501,569	28,384
Bristol-Myers Squibb Co.	1,158,432	26,621
AstraZeneca Group PLC ADR	525,400	25,534
Johnson & Johnson	416,191	25,013
Merck & Co., Inc.	498,588	15,860
GlaxoSmithKline PLC ADR	286,893	14,482

		368,505

Industrials (8.1%)
Caterpillar, Inc.	2,049,700	118,411
General Electric Co.	2,338,024	81,947
Rockwell Automation, Inc.	420,100	24,853
3M Co.	198,400	15,376
Honeywell International Inc.	401,762	14,966
United Parcel Service, Inc.	186,700	14,031
Deere & Co.	204,500	13,929
Dover Corp.	325,400	13,175
Pitney Bowes, Inc.	293,135	12,385
Teleflex Inc.	120,600	7,837
Avery Dennison Corp.	141,500	7,821
Raytheon Co.	194,200	7,797
Emerson Electric Co.	88,559	6,615
The Boeing Co.	77,732	5,460
R.R. Donnelley & Sons Co.	156,200	5,344

		349,947

Information Technology (0.3%)
Paychex, Inc.	299,400	11,413

Materials (7.6%)
Dow Chemical Co.	1,587,845	69,579
Alcoa Inc.	1,585,900	46,895
E.I. du Pont de Nemours & Co.	1,031,127	43,823
International Paper Co.	988,120	33,211
Bowater Inc.	935,800	28,748
PPG Industries, Inc.	483,200	27,977
Air Products & Chemicals, Inc.	372,200	22,030
Weyerhaeuser Co.	282,300	18,728
Valspar Corp.	564,000	13,914
Sonoco Products Co.	251,700	7,400
Freeport-McMoRan Copper & Gold, Inc. Class B	124,200	6,682
Temple-Inland Inc.	120,400	5,400

		324,387

Telecommunication Services (5.5%)
AT&T Inc.	4,336,753	106,207
BellSouth Corp.	2,011,604	54,514
Verizon Communications Inc.	1,587,757	47,823
Sprint Nextel Corp.	1,261,900	29,478

		238,022

Utilities (8.5%)
Dominion Resources, Inc.	782,085	60,377
FPL Group, Inc.	1,333,866	55,435
Exelon Corp.	683,000	36,295
SCANA Corp.	595,200	23,439
Consolidated Edison Inc.	498,900	23,114
Southern Co.	659,600	22,776
PPL Corp.	767,400	22,562
Puget Energy, Inc.	1,003,800	20,498
TXU Corp.	363,000	18,219
Duke Energy Corp.	599,334	16,452
Constellation Energy Group, Inc.	248,000	14,285
Northeast Utilities	618,300	12,174
Public Service Enterprise Group, Inc.	152,400	9,901
Pinnacle West Capital Corp.	200,400	8,286
Entergy Corp.	119,500	8,204
Cinergy Corp.	179,700	7,630
NiSource, Inc.	299,500	6,248

		365,895

Exchange-Traded Funds (1.9%)
(2)Vanguard Value VIPERs	1,394,500	79,724

Total Common Stocks
(Cost $3,576,466)	4,251,717

Temporary Cash Investments (2.1%)

Money Market Fund (1.7%)
** Vanguard Market Liquidity Fund, 4.274%	71,873,725	71,874

	Face ($000)
Repurchase Agreement (0.2%)
Goldman Sachs & Co.
4.350%, 1/3/06
(Dated 12/30/05, Repurchase Value $9,805,000 collateralized by Federal Home Loan Mortgage Corp., 4.500%, 10/1/35)
	9,800	9,800

U.S. Agency Obligation (0.2%)
† Federal National Mortgage Assn
(1)3.969%, 1/11/06	7,500	7,493

Total Temporary Cash Investments
(Cost $89,166)	89,167

Total Investments (101.2%)
(Cost $3,665,632)	4,340,884

Other Assets and Liabilities—Net (-1.2%)	(51,080)

Net Assets (100%)	4,289,804

^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)	Securities with a value of $7,493,000 have been segregated as initial margin for open futures contracts.
(2)	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
ADR — American Depositary Receipt. REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $3,665,632,000. Net unrealized appreciation of investment securities for tax purposes was $675,252,000, consisting of unrealized gains of $751,176,000 on securities that had risen in value since their purchase and $75,924,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 1.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

E-mini S&P 500 Index	441	27,668	(505)
S&P 500 Index	3	941	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Equity Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (98.2%)

Consumer Discretionary (12.6%)
* eBay Inc.	467,010	20,198
* Starbucks Corp.	334,030	10,024
* Coach, Inc.	294,360	9,814
Starwood Hotels & Resorts Worldwide, Inc.	151,570	9,679
Sony Corp. ADR	198,160	8,085
* Chico's FAS, Inc.	169,290	7,437
Toyota Motor Corp. ADR	69,680	7,290
* Scientific Games Corp.	206,010	5,620
*^ Sirius Satellite Radio, Inc.	702,810	4,709
* Getty Images, Inc.	47,570	4,247
Polo Ralph Lauren Corp.	71,040	3,988
Matsushita Electric Industrial Co., Ltd. ADR	188,410	3,651

		94,742

Consumer Staples (9.7%)
The Procter & Gamble Co.	423,930	24,537
PepsiCo, Inc.	369,050	21,803
Archer-Daniels-Midland Co.	386,120	9,522
Whole Foods Market, Inc.	115,080	8,906
Wm. Wrigley Jr. Co.	114,350	7,603

		72,371

Energy (3.2%)
CONSOL Energy, Inc.	115,390	7,521
* Ultra Petroleum Corp.	113,100	6,311
Valero Energy Corp.	106,100	5,475
* National Oilwell Varco Inc.	75,690	4,746

		24,053

Financials (7.4%)
American International Group, Inc.	150,460	10,266
American Express Co.	191,320	9,845
Charles Schwab Corp.	557,800	8,183
T. Rowe Price Group Inc.	111,190	8,009
Merrill Lynch & Co., Inc.	97,860	6,628
* Nasdaq Stock Market Inc.	177,470	6,243
The Chicago Mercantile Exchange	16,820	6,181

		55,355

Health Care (19.5%)
UnitedHealth Group Inc.	254,370	15,807
* Genentech, Inc.	163,580	15,131
* Amgen, Inc.	181,430	14,308
* Gilead Sciences, Inc.	255,770	13,461
* St. Jude Medical, Inc.	267,270	13,417
* WellPoint Inc.	144,180	11,504
* Caremark Rx, Inc.	208,540	10,800
Allergan, Inc.	73,460	7,931
* Express Scripts Inc.	70,800	5,933
Dade Behring Holdings Inc.	144,720	5,918
* Genzyme Corp.	81,850	5,793
Shire Pharmaceuticals Group PLC ADR	143,380	5,562
Teva Pharmaceutical Industries Ltd. Sponsored ADR	126,760	5,452
Roche Holding AG ADR	71,990	5,408
Omnicare, Inc.	91,870	5,257
* Alcon, Inc.	37,000	4,795

		146,477

Industrials (9.9%)
General Electric Co.	1,042,880	36,553
The Boeing Co.	132,540	9,310
Joy Global Inc.	178,365	7,135
AMR Corp.	284,550	6,325
Burlington Northern Santa Fe Corp.	76,600	5,425
Precision Castparts Corp.	92,260	4,780
* Monster Worldwide Inc.	111,540	4,553

		74,081

Information Technology (32.3%)
* Google Inc.	59,010	24,481
QUALCOMM Inc.	445,290	19,183
Applied Materials, Inc.	1,011,470	18,146
International Business Machines Corp.	212,130	17,437
* Yahoo! Inc.	440,580	17,262
* Apple Computer, Inc.	212,650	15,287
* Broadcom Corp.	304,770	14,370
Hewlett-Packard Co.	439,300	12,577
KLA-Tencor Corp.	248,150	12,241
* Marvell Technology Group Ltd.	209,090	11,728
* EMC Corp.	751,160	10,231
Motorola, Inc.	445,270	10,059
* Corning, Inc.	448,360	8,815
* Advanced Micro Devices, Inc.	276,410	8,458
* Micron Technology, Inc.	509,580	6,782
* JDS Uniphase Corp.	2,490,990	5,879
Global Payments Inc.	124,500	5,803
* Electronic Arts Inc.	92,360	4,831
* Akamai Technologies, Inc.	215,390	4,293
* Network Appliance, Inc.	148,660	4,014
* ATI Technologies Inc.	202,325	3,437
* salesforce.com, Inc.	103,050	3,303
Tellabs, Inc.	282,530	3,080

		241,697

Materials (2.0%)
Cemex SA de CV ADR	125,580	7,451
Monsanto Co.	95,990	7,442

		14,893

Telecommunication Services (1.6%)
America Movil SA de CV Series L ADR	265,630	7,772
* NII Holdings Inc.	101,640	4,440

		12,212

Total Common Stocks
(Cost $630,482)		735,881

Temporary Cash Investment (1.1%)

** Vanguard Market Liquidity Fund, 4.274%	7,969,245	7,969

Total Temporary Cash Investments
(Cost $7,969)		7,969

Total Investments (99.3%)
(Cost $638,451)		743,850

Other Assets and Liabilities—Net (0.7%)		5,629

Net Assets (100%)		749,479

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $638,451,000. Net unrealized appreciation of investment securities for tax purposes was $105,399,000, consisting of unrealized gains of $112,910,000 on securities that had risen in value since their purchase and $7,511,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PrimeCap Core Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (13.1%)
* Univision Communications Inc.	620,000	18,222
* Kohl's Corp.	363,700	17,676
Sony Corp. ADR	350,000	14,280
TJX Cos., Inc.	574,425	13,344
* DIRECTV Group, Inc.	852,825	12,042
The Walt Disney Co.	440,000	10,547
Nordstrom, Inc.	220,400	8,243
Mattel, Inc.	520,000	8,226
Target Corp.	120,150	6,605
Eastman Kodak Co.	220,000	5,148
Time Warner, Inc.	273,250	4,765
* eBay Inc.	104,500	4,520
* Comcast Corp. Class A	170,000	4,413
Best Buy Co., Inc.	96,900	4,213
* IAC/InterActiveCorp	108,250	3,065
News Corp., Class A	180,000	2,799
* Expedia, Inc.	108,250	2,594
Lowe's Cos., Inc.	21,800	1,453

		142,155

Consumer Staples (1.3%)
Avon Products, Inc.	200,000	5,710
Bunge Ltd.	100,000	5,661
Costco Wholesale Corp.	80,000	3,958

		15,329

Energy (6.5%)
Schlumberger Ltd.	265,450	25,788
EOG Resources, Inc.	120,000	8,804
* Cooper Cameron Corp.	180,000	7,452
Chevron Corp.	114,118	6,478
Murphy Oil Corp.	107,000	5,777
* National Oilwell Varco Inc.	80,000	5,016
* Transocean Inc.	48,425	3,375
GlobalSantaFe Corp.	70,000	3,371
EnCana Corp.	44,900	2,028
Pioneer Natural Resources Co.	32,900	1,687

		69,776

Financials (8.3%)
Marsh & McLennan Cos., Inc.	563,875	17,909
* Berkshire Hathaway Inc. Class B	5,900	17,319
The Bank of New York Co., Inc.	494,200	15,740
The Chubb Corp.	136,975	13,376
American International Group, Inc.	102,425	6,988
Fannie Mae	115,000	5,613
MBIA, Inc.	73,425	4,417
Washington Mutual, Inc.	100,000	4,350
Fifth Third Bancorp	110,000	4,149

		89,861

Health Care (24.6%)
Eli Lilly & Co.	755,000	42,725
Novartis AG ADR	735,700	38,610
Pfizer Inc.	1,343,950	31,341
Medtronic, Inc.	497,400	28,635
Roche Holdings AG	185,000	27,657
* Biogen Idec Inc.	528,425	23,954
GlaxoSmithKline PLC ADR	410,000	20,697
Guidant Corp.	250,000	16,188
* Chiron Corp.	350,000	15,561
* Waters Corp.	230,000	8,694
* Sepracor Inc.	152,525	7,870
* Amgen, Inc.	37,500	2,957
* Genzyme Corp.	9,100	644

		265,533

Industrials (9.4%)
Southwest Airlines Co.	1,752,825	28,799
Union Pacific Corp.	200,000	16,102
Fluor Corp.	155,000	11,975
FedEx Corp.	102,975	10,647
3M Co.	113,000	8,758
Avery Dennison Corp.	150,000	8,291
Burlington Northern Santa Fe Corp.	80,000	5,666
Canadian National Railway Co.	70,000	5,599
Caterpillar, Inc.	60,950	3,521
Raytheon Co.	42,875	1,721

		101,079

Information Technology (25.4%)
* Intuit, Inc.	571,400	30,456
* ASML Holding (New York)	1,484,500	29,809
* Corning, Inc.	1,481,700	29,130
* Oracle Corp.	1,714,200	20,930
* Agilent Technologies, Inc.	562,550	18,727
Texas Instruments, Inc.	565,300	18,129
Microsoft Corp.	686,000	17,939
* Symantec Corp.	798,800	13,979
Intel Corp.	515,800	12,874
Applied Materials, Inc.	655,000	11,751
* Nortel Networks Corp.	3,800,000	11,628
Motorola, Inc.	370,000	8,358
* Comverse Technology, Inc.	301,925	8,028
* Research In Motion Ltd.	106,000	6,997
LM Ericsson Telephone Co. ADR Class B	200,000	6,880
Paychex, Inc.	180,000	6,862
QUALCOMM Inc.	146,800	6,324
Accenture Ltd.	178,400	5,150
* Micron Technology, Inc.	350,000	4,659
* Google Inc.	7,900	3,277
First Data Corp.	48,000	2,064

		273,951

Materials (9.9%)
Potash Corp. of Saskatchewan, Inc.	191,100	15,330
Praxair, Inc.	245,575	13,006
Monsanto Co.	167,675	13,000
Dow Chemical Co.	277,225	12,148
Weyerhaeuser Co.	176,600	11,716
Inco Ltd.	213,075	9,284
Vulcan Materials Co.	132,000	8,943
Alcoa Inc.	282,900	8,365
Newmont Mining Corp. (Holding Co.)	150,000	8,010
Phelps Dodge Corp.	52,000	7,481

		107,283

Utilities (0.8%)
Sprint Nextel Corp.	359,950	8,408

Total Common Stocks
(Cost $973,170)		1,073,375

Temporary Cash Investment (0.0%)

** Vanguard Market Liquidity Fund, 4.274%	141,426,210	141,426
(Cost $141,426)

Total Investments (99.5%)
(Cost $1,114,596)		1,073,375

Other Assets and Liabilities—Net (0.5%)		5,253

Net Assets (100%)		1,078,628

*	Non-income-producing security.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At December 31, 2005, the cost of investment securities for tax purposes was $1,114,596,000. Net unrealized appreciation of investment securities for tax purposes was $100,205,000, consisting of unrealized gains of $116,939,000 on securities that had risen in value since their purchase and $16,734,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.